EMPLOYEE BENEFITS EXPENSES	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS EXPENSES

18 EMPLOYEE BENEFITS EXPENSES

	2020	2021	2022
	S$	S$	S$

Wages and salaries	407,558	491,015	604,068
Defined contribution plans	55,126	66,792	80,212
Other short-term benefits	11,142	11,245	26,415
Total	473,826	569,052	710,695
Less: Accounted under
“Research and development expenses” (Note 17)	(342,835)	(400,250)	(500,038)
Total	130,991	168,802	210,657

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022